GOODWILL (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
GOODWILL [Abstract]
Balance at beginning of period	$ 1,579	$ 1,579	$ 1,579
Balance at end of period	$ 1,579	$ 1,579	$ 1,579